DISCLOSURE OF EMPLOYEES COST AND NUMBER OF EMPLOYEES EXPLANATORY (Details)	12 Months Ended
	Mar. 31, 2023 USD ($) Integer	Mar. 31, 2022 USD ($) Integer	Mar. 31, 2021 USD ($) Integer
IfrsStatementLineItems [Line Items]
Directors’ salaries	$ 1,204,285	$ 707,385	$ 1,438,571
Wages and salaries	548,328	323,186	121,702
Social security costs	151,967	84,449	9,543
Recruitment costs	13,750	14,259	12,922
Total employee benefits expense	$ 1,918,330	$ 1,129,279	$ 1,582,739
Total number of employees | Integer	8	7	6
Research and development [member]
IfrsStatementLineItems [Line Items]
Total number of employees | Integer	2	2	1
Corporate and administration [member]
IfrsStatementLineItems [Line Items]
Total number of employees | Integer	6	5	5